RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Apr. 15, 2022	Dec. 01, 2021	Oct. 22, 2021	Aug. 01, 2021	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Rent payable					$ 28,222	$ 0
Rent per month					5,645
Severance pay and related taxes					0	94,559
Debt instrument convertible conversion price							$ 0.25
Interest expense					270,182	198,450
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement description		Mr. Evans is paid $200,000 per year for his services, increasing to $250,000 per year upon the Company receiving a financing of $10 million or more. The Consulting Agreement further provides that all prior options granted to Mr. Evans under his prior agreements with the Company, specifically those that were granted on May 1, 2018, November 30, 2020, October 1, 2021, shall survive and continue to vest according to their original terms
Common Stock [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price								$ 6.50
Two Thousand Twenty One Series Unsecured Convertible Notes [Member]
Related Party Transaction [Line Items]
Unsecured convertible debt				$ 1,000,000
Interest rate				5.00%
Debt instrument maturity date				Jul. 31, 2024
Debt instrument convertible conversion price				$ 26.00
Debt conversion amount	$ 320,000		$ 200,000
Convertible notes payable					480,000	480,000
Interest expense					23,821	31,276
Accrued interest					53,804	29,983
Two Thousand Twenty One Series Unsecured Convertible Notes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued in conversion	12,741
Jack Zamora [Member]
Related Party Transaction [Line Items]
Due from related parties, current					0	0
Product sales revenue					$ 36,000	$ 30,500
Product sales percentage					2.00%	1.00%
Accounts payable					$ 0	$ 137,953